Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of difference between the lease obligation disclosed under IAS 17 To IFRS 16 (Detail) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Difference Between the Lease Obligation Disclosed Under IAS Seventeen to IFRS 16 [Line Items]
Leases payable recognized on January 1, 2019	R$ 1,348,311	R$ 1,833,288	R$ 1,588,673	R$ 46,066